Disposal of UYBA (Details) - EUR (€)			3 Months Ended	6 Months Ended
		Jun. 17, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disposal of UYBA (Details) [Line Items]
Share capital per share (in Euro per share)		€ 1
Ownership percentage				99.00%
Sale price		€ 1		€ 1
Total Assets				28,189,165	€ 10,118,293
Total Liabilities				18,953,823	6,299,696
Net deficit	[1]			(11,592,784)	€ (10,372,176)
Loss on disposal transaction amount				97,011
Advertising Concession Agreement [Member]
Disposal of UYBA (Details) [Line Items]
Additional payment		€ 175,000
Brera Holdings PLC [Member]
Disposal of UYBA (Details) [Line Items]
Additional payment				175,000
UYBA [Member]
Disposal of UYBA (Details) [Line Items]
Ownership minority interest		49.00%
Total Assets				4,300,000
Total Liabilities				4,700,000
Net deficit				€ 365,000
UYBA [Member] | Top of range [member]
Disposal of UYBA (Details) [Line Items]
Ownership minority interest			51.00%
UYBA [Member] | Bottom of range [member]
Disposal of UYBA (Details) [Line Items]
Ownership minority interest			49.00%

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.